Virtus Mid-Cap Core Fund
Virtus Mid-Cap Core Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 75 of the fund's prospectus and "Alternative Purchase Arrangements" on page 48 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Mid-Cap Core Fund	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Mid-Cap Core Fund		Class A	Class C	Class I
Management Fees		0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	9.29%	9.29%	9.29%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	10.35%	11.10%	10.10%
[1]	Restated to reflect current expenses.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses or the effect of any restatement of expenses due to post-fiscal year end contract changes.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Mid-Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	1,524	3,274	4,840	8,081
Class C	1,176	3,036	4,763	8,240
Class I	984	2,805	4,444	7,865

Expense Example, No Redemption - Virtus Mid-Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	1,524	3,274	4,840	8,081
Class C	1,076	3,036	4,763	8,240
Class I	984	2,805	4,444	7,865

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund pursues long-term capital appreciation in the mid-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The fund invests in a select group of mid-cap companies believed by the subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies believed by the subadviser to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of medium capitalization companies that, at the time of initial purchase, have market capitalizations of between $1 billion and $10 billion. Generally, the fund invests in 25-35 securities at any given time.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

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Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods.

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Limited Number of Investments Risk. The risk that the fund's portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund's portfolio than would a fund holding a greater number of securities.

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Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Medium Company Risk. The risk that the fund's investments in medium-sized companies will be more volatile than investments in larger companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows the fund's performance for its first full calendar year of operations. The table shows how the fund's average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q4/2010: 12.09%	Worst Quarter: Q2/2010: -8.70%	Year-to-date (6/30/2011): 9.25%

Average Annual Total Returns (for the periods ended 12/31/10)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Mid-Cap Core Fund	1 Year	Since Inception	Inception Date
Class A	11.63%	20.07%	Jun. 22, 2009
Class A Return After Taxes on Distributions	11.20%	19.61%
Class A Return After Taxes on Distributions and Sale of Fund Shares	7.79%	16.99%
Class C	17.48%	23.88%	Jun. 22, 2009
Class I	18.73%	25.16%	Jun. 22, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	27.72%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	25.48%	39.93%

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The indexes are calculated on a total-return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.